Related Parties - Summary of Balances and Transactions With Related Parties (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Current assets	$ 6,055.4	$ 5,756.6
Current liabilities	3,665.6	3,217.3
Non-current assets	4,727.1	4,385.5
Non-current liabilities	4,077.6	4,100.5
Financial results	164.3	(203.5)	$ (43.5)
Operating results	314.5	(110.5)	201.3
Related parties [member]
Disclosure of transactions between related parties [line items]
Current assets	537.0	704.8
Current liabilities	97.3	82.5
Non-current assets	151.7	161.7
Non-current liabilities	637.7	332.9
Financial results	(2.7)	2.0	(8.7)
Operating results	(9.7)	20.6	(52.7)
Related parties [member] | Banco do Brasil S.A. [member]
Disclosure of transactions between related parties [line items]
Current assets	209.1	329.0
Non-current assets	73.6	73.5
Non-current liabilities		0.0
Financial results	15.0	6.2	(1.8)
Related parties [member] | Banco Nacional de Desenvolvimento Econômico e Social – BNDES [member]
Disclosure of transactions between related parties [line items]
Current liabilities	1.6	1.3
Non-current liabilities	626.1	300.0
Financial results	(20.2)	(6.3)	(6.2)
Related parties [member] | Caixa Economica Federal [Member]
Disclosure of transactions between related parties [line items]
Current assets	0.1
Related parties [member] | Comando da Aeronáutica (Brazilian Air Force) [member]
Disclosure of transactions between related parties [line items]
Current assets	307.9	363.1
Current liabilities	71.9	59.9
Operating results	8.8	29.6	(42.0)
Related parties [member] | Exército Brasileiro (Brazilian Army) [member]
Disclosure of transactions between related parties [line items]
Current assets	6.6	5.7
Current liabilities	8.9	7.9
Operating results	0.1	2.1	3.3
Related parties [member] | Embraer Prev - Sociedade de Previdência Complementar [member]
Disclosure of transactions between related parties [line items]
Current liabilities	0.3	0.0
Operating results	(17.3)	(9.7)	(12.0)
Related parties [member] | Ez Air Interior Limited [member]
Disclosure of transactions between related parties [line items]
Current assets	10.8	5.2
Current liabilities	10.8	5.2
Non-current assets	11.6	21.7
Non-current liabilities	11.6	21.7
Related parties [member] | Financiadora de Estudo e Projetos – FINEP [member]
Disclosure of transactions between related parties [line items]
Current liabilities		6.4
Non-current liabilities		0.0
Financial results	(0.1)	(0.4)	(0.7)
Related parties [member] | FIP Aeroespacial [member]
Disclosure of transactions between related parties [line items]
Non-current liabilities		11.2
Related parties [member] | Governo Brasileiro - Bonds (Brazilian government -Bonds) [member]
Disclosure of transactions between related parties [line items]
Current assets	0.1	0.1
Non-current assets	66.5	66.5
Financial results	2.6	2.5
Related parties [member] | Marinha do Brasil (Brazilian Navy) [member]
Disclosure of transactions between related parties [line items]
Current assets	2.4	1.7
Current liabilities	3.8	1.8
Operating results	$ (1.3)	$ (1.4)	$ (2.0)